Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Numerator:
Allocation of net loss, as adjusted	$ (1,526,562)	$ (878)	$ (2,528)	$ (3,508,199)
Denominator:
Basic and diluted weighted average shares outstanding			4,500,000
Basic and diluted net loss per common share			$ 0.00
Class A Common Stock [Member]
Numerator:
Allocation of net loss, as adjusted	$ (1,221,250)	$ 0		$ (2,765,190)
Denominator:
Basic and diluted weighted average shares outstanding	20,700,000	0		19,335,165
Basic and diluted net loss per common share	$ (0.06)	$ 0		$ (0.14)
Class B Common Stock [Member]
Numerator:
Allocation of net loss, as adjusted	$ (305,312)	$ (878)		$ (743,009)
Denominator:
Basic and diluted weighted average shares outstanding	5,175,000	4,500,000		5,130,495
Basic and diluted net loss per common share	$ (0.06)	$ 0.00		$ (0.14)